STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 11,552	$ 24,449
Miscellaneous income	93	100,687
Total income	11,645	125,136
Share of income from operating limited partnerships	82,451	7,183
Expenses
Professional fees	60,476	65,935
Partnership management fee	36,859	94,911
General and administrative expenses	175,580	57,559
Operating Expenses	272,915	218,405
NET INCOME (LOSS)	(178,819)	(86,086)
Net income (loss) allocated to general partner	(2,102,367)	(861)
Net income (loss) allocated to limited partners	1,923,548	(85,225)
Net income (loss) per BAC (in dollars per unit)	$ 0.20	$ (0.01)
Series One [Member]
Income
Interest income	56	276
Miscellaneous income	0	118
Total income	56	394
Share of income from operating limited partnerships	5,000	0
Expenses
Professional fees	11,744	12,370
Partnership management fee	7,687	16,804
General and administrative expenses	29,999	10,574
Operating Expenses	49,430	39,748
NET INCOME (LOSS)	(44,374)	(39,354)
Net income (loss) allocated to general partner	(2,506,279)	(394)
Net income (loss) allocated to limited partners	2,461,905	(38,960)
Net income (loss) per BAC (in dollars per unit)	$ 1.90	$ (0.03)
Series Two [Member]
Income
Interest income	3,650	8,580
Miscellaneous income	0	2,662
Total income	3,650	11,242
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	9,951	10,501
Partnership management fee	15,734	20,089
General and administrative expenses	36,501	8,531
Operating Expenses	62,186	39,121
NET INCOME (LOSS)	(58,536)	(27,879)
Net income (loss) allocated to general partner	55,467	(279)
Net income (loss) allocated to limited partners	(114,003)	(27,600)
Net income (loss) per BAC (in dollars per unit)	$ (0.14)	$ (0.03)
Series Three [Member]
Income
Interest income	505	1,344
Miscellaneous income	93	97,315
Total income	598	98,659
Share of income from operating limited partnerships	65,458	0
Expenses
Professional fees	16,575	18,036
Partnership management fee	33,011	21,588
General and administrative expenses	43,342	16,856
Operating Expenses	92,928	56,480
NET INCOME (LOSS)	(26,872)	42,179
Net income (loss) allocated to general partner	(269)	422
Net income (loss) allocated to limited partners	(26,603)	41,757
Net income (loss) per BAC (in dollars per unit)	$ (0.01)	$ 0.01
Series Four [Member]
Income
Interest income	6,504	11,041
Miscellaneous income	0	118
Total income	6,504	11,159
Share of income from operating limited partnerships	11,993	7,183
Expenses
Professional fees	12,363	14,784
Partnership management fee	(30,795)	21,468
General and administrative expenses	31,518	14,213
Operating Expenses	13,086	50,465
NET INCOME (LOSS)	5,411	(32,123)
Net income (loss) allocated to general partner	235,466	(321)
Net income (loss) allocated to limited partners	(230,055)	(31,802)
Net income (loss) per BAC (in dollars per unit)	$ (0.08)	$ (0.01)
Series Five [Member]
Income
Interest income	837	3,208
Miscellaneous income	0	474
Total income	837	3,682
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	9,843	10,244
Partnership management fee	11,222	14,962
General and administrative expenses	34,220	7,385
Operating Expenses	55,285	32,591
NET INCOME (LOSS)	(54,448)	(28,909)
Net income (loss) allocated to general partner	37,259	(289)
Net income (loss) allocated to limited partners	(91,707)	(28,620)
Net income (loss) per BAC (in dollars per unit)	$ (0.19)	$ (0.06)
Series Six [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	75,989	0
Net income (loss) allocated to limited partners	$ (75,989)	$ 0
Net income (loss) per BAC (in dollars per unit)	$ (0.06)	$ 0